Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Trade Payables [Abstract]
Accrued expenses		$ 538		$ 901
Open debts		264		298
Trade payables	$ 1,164	$ 802	$ 1,247	$ 1,199